Post-Employment Benefits - Summary of Financial and Demographic Actuarial Assumptions (Detail) - yr	Dec. 31, 2017	Dec. 31, 2016
Financial assumptions
Discount rate, weighted average of Total	2.50%	2.80%
Demographic assumptions
Life expectancy after age 65 in years, weighted average	23	23
Sweden [member]
Financial assumptions
Discount rate, weighted average of Total	1.60%	1.80%
US [member]
Financial assumptions
Discount rate, weighted average of Total	3.70%	4.10%
UNITED KINGDOM
Financial assumptions
Discount rate, weighted average of Total	2.60%	2.70%